Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
18.	Related Party Transactions
The principal related parties with which the Group had transactions during the year presented are as follows:

Name of Entity or Individual	Relationship with the Company
Mr. Huazhi Hu	Principal Shareholder of the Company, Chairman of the Board and Chief Executive Officer
Guangzhou Yitong Zhihang Technology Co., Ltd.	A company over which the Group has significant influence

(1)	Transaction with related parties:
For the year ended December 31, 2022, there is no transaction with related parties. For the year ended December 31, 2021, the revenue from an equity investee over which the Group has significant influence amounted to RMB1,504.

(2)	Amount due from a related party:
As of December 31, 2022, there are no amount due from related parties. As of December 31, 2021, amount due from a related party amounting to RMB1,360 represented the receivables for the sales of autonomous aerial vehicles to an equity investee over which the Group has significant influence.

(3)	Guarantee received for borrowings:
As of December 31, 2021, RMB10,000 short-term bank loans and RMB20,000 long-term bank loans were guaranteed by the Group’s founder and director, Mr. Huazhi Hu.
As of December 31, 2022, RMB49,794 (US$7,219
)
short-term bank loans and RMB17,000 (US$2,465
)
long-term bank loans were guaranteed by the Group’s founder and director, Mr. Huazhi Hu.